Offsets	Sep. 25, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Polestar Automotive Holding UK PLC
Form or Filing Type	F-3
File Number	333-274918
Initial Filing Date	Oct. 10, 2023
Fee Offset Claimed	$ 56,500.20
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,000,000,000.00
Termination / Withdrawal Statement	The registrant previously paid $147,600.00 in connection with the registration of securities on Form F-3 (File No. 333-274918) filed on October 10, 2023 (the "Prior Registration Statement"). The offering under the Prior Registration Statement is being terminated and the fee offset is being claimed pursuant to Rule 457(p) under the Securities Act of 1933, as amended, with respect to unsold securities previously registered thereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Polestar Automotive Holding UK PLC
Form or Filing Type	F-3
File Number	333-274918
Filing Date	Oct. 10, 2023
Fee Paid with Fee Offset Source	$ 56,500.20